Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	June 30, 2022	December 31, 2022
	RMB	RMB	US$

Furniture, office equipment, fixtures	5,151	5,219	757
Leasehold improvements	11,405	8,375	1,214
Motor vehicles	1,932	1,932	280
	18,488	15,526	2,251
Less: Accumulated depreciation	(9,332)	(9,595)	(1,391)
Property and equipment, net	9,156	5,931	860